Max Berueffy
Senior Associate Counsel
Writer’s Direct Number: (205) 268-3581
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

July 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE: Protective Life Insurance Company
RetireMAP Variable Account
RetireMAP
Filing Pursuant to Rule 497(j) for
File No. 333- 182489; 811-07827

Commissioners:

On behalf of Protective Life Insurance Company and RetireMAP Variable Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “RetireMAP”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) do not differ from the Prospectus and Statement of Additional Information contained in the Registration Statement on Form N-4 for RetireMAP Variable Account as filed with the Commission on July 2, 2012  via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy
Max Berueffy